Corporate and group information	6 Months Ended
Jun. 30, 2026
Corporate And Group Information
Corporate and group information

1. Corporate and group information

J-Star Holding Co., Ltd. (the “Company”) was incorporated in the Cayman Islands in May 2016. The Company and its subsidiaries (collectively referred herein as the “Group”) are primarily engaged in manufacturing and trading business of bicycles, sports accessories and carbon fiber composite products, as well as the provision of professional consultation services.

Initial Public Offering

On July 31, 2025, the Company announced the closing of its initial public offering (“IPO”) of 1,250,000 ordinary shares, $0.5 par value per ordinary share at an offering price of $4.00 per share for a total of $5,000,000 in gross proceeds and on August 7, 2025, the underwriters exercise their option and the Company further issued 187,500 ordinary shares, US$0.5 par value per ordinary share at an offering price of $4.00 per share for a total of $750,000 in gross proceeds. The Company raised total net proceeds of approximately $4.89 million, which was reflected in the statement of cash flows, after deducting underwriting discounts and commissions and outstanding offering expenses upon the completion of listing. During the process of IPO, the Company incurred an aggregate of approximately $3.6 million for underwriting discounts and commissions and total offering expenses, among which approximately $1.6 million offering expenses were paid as of December 31, 2024 and approximately $2.0 million underwriting discounts and commissions and additional offering expenses were incurred and paid up to the date of closing of IPO. At the date of closing of IPO, the underwriting discounts and commissions and total offering expenses of approximately $3.6 million were offset against the gross offering proceeds of $5.75 million resulted in net amount of approximately $2.1 million which was recognized in additional paid-in capital.

The Company’s ordinary shares have been listed on the Nasdaq Capital Market under the ticker symbol “YMAT” since July 31, 2025.